Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2017
Registrant Name	dei_EntityRegistrantName	ALPS Series Trust
Central Index Key	dei_EntityCentralIndexKey	0001558107
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 13, 2018
Document Effective Date	dei_DocumentEffectiveDate	Apr. 13, 2018
Prospectus Date	rr_ProspectusDate	Jan. 29, 2018
Insignia Macro Fund
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Supplement Text Block	insignia_ProspectusSupplementTextBlock

ALPS Series Trust

Insignia Macro Fund (the “Fund”)

Supplement dated April 13, 2018 to the Fund’s Prospectus, dated January 29, 2018, as subsequently amended and revised (the “Prospectus”)

Effective immediately, in the “Performance Information” section on page 11 of the Prospectus, under the header “Annual Total Returns (For the Calendar Years ended 12/31) – Class A Shares,” the bar chart for Class A Shares is hereby deleted and replaced in its entirety with the following bar chart:

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
Insignia Macro Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IGMFX
Annual Return 2014	rr_AnnualReturn2014	6.32%
Annual Return 2015	rr_AnnualReturn2015	1.48%
Annual Return 2016	rr_AnnualReturn2016	(2.58%)
Annual Return 2017	rr_AnnualReturn2017	(3.52%)